Employee benefit plans and compensation plans - Defined benefit plans (Details)	36 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Employee benefit plans and compensation plans
Average return on plan assets	5.90%
Sweden
Employee benefit plans and compensation plans
Percentage of total plan assets	94.00%	94.00%
Germany
Employee benefit plans and compensation plans
Percentage of total plan assets	6.00%	6.00%